GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of General And Administrative Expense [Abstract]
Transaction costs	$ 413	$ 72	$ 80
Employee compensation and benefits	247	199	171
Management fees	144	168	175
Other	228	175	143
Total general and administrative expense	$ 1,032	$ 614	$ 569